Trade and other payables (Details) - GBP (£) £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other payables [Abstract]
Trade payables	£ 10,042	£ 7,499
Other taxation and social security	1,423	532
Accruals	53,078	27,382
Other payables	385	23
Trade and other payables	£ 64,928	£ 35,436